Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues - Shipping related	$ 2,131,793
EXPENSES:
Commissions	(32,878)
Voyage expenses	(1,031,600)
Direct vessel operating expenses	(1,273,020)
Management fees	(157,273)
General and administrative	(414,867)	(125,022)	(292,431)
Stock-based compensation	(1,700,000)
Depreciation and amortization expense	(112,676)
Total Operating Expenses	(4,722,314)	(125,022)	(292,431)
Operating loss from continuing operations	(2,590,521)	(125,022)	(292,431)
OTHER (EXPENSES)/INCOME, NET:
Interest and finance expenses	(903,976)
Interest income	42
Derivative expense - unsecured convertible promissory notes payable	(5,441,825)
Change in fair value of embedded derivative liability	(452,968)
Amortization of debt discount	282,572
Other expense, net	2,502
Total other expenses, net	(6,177,865)
Loss from continuing operations	(8,768,386)	(125,022)	(292,431)
Loss from discontinued operations	(46,964)	(160,563)	(608,209)
Net loss	$ (8,815,350)	$ (285,585)	$ (900,640)
Loss per share of Common Share:
Continuing operations	$ (0.01)	$ (0.00)	$ (0.00)
Discontinued operations	(0.00)	(0.00)	(0.01)
Loss per share of Common Stock	$ (0.01)	$ (0.00)	$ (0.01)
Weighted average number of shares of Common Stock:
Basic and diluted	948,952,055	126,898,305	87,987,794